SELECTED STATEMENTS OF INCOME DATA - Schedule of Financial Income/(Expenses) and Other, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 32,446	$ 40,482	$ 13,813
Exchange rates differences	7,226	0	0
Interest income	22,025	24,501	20,260
Financial income	61,697	64,983	34,073
Interest expense	0	(46)	(1,101)
Loss in respect of debt extinguishment	0	0	(53)
Debt issuance costs amortization	(1,210)	(1,724)	(2,015)
Exchangeable senior notes amortization of discount	0	(110)	(2,600)
Exchange rates differences	0	(466)	(3,297)
Other	(2,657)	(3,390)	(2,412)
Financial expense	(3,867)	(5,736)	(11,478)
Other Income (expenses), net	429	(375)	(122)
Financial income and other, net	$ 58,259	$ 58,872	$ 22,473